Property and Equipment, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Property and Equipment, Net [Abstract]
Property and equipment, net

Note 9 — Property and equipment, net

Property and equipment, net consist of the following:

	As of June 30, 2024	As of December 31, 2023
Trucks & Automobiles	$285,099	$285,099
Machinery & Equipment	67,847	67,847
Building	3,465,230	3,465,230
Land	930,000	930,000
Subtotal	4,748,176	4,748,176
Less: accumulated depreciation	(421,624)	(341,904)
Total	$4,326,552	$4,406,272

Depreciation expense during the three and six months ended June 30, 2024 amounted to $39,860 and $79,720, respectively.

Depreciation expense during the three and six months ended June 30, 2023 amounted to $41,694 and $83,388, respectively.

Note 10 — Property and equipment, net

Property and equipment, net consist of the following:

	As of December 31, 2023	As of December 31, 2022
Computers & Peripherals	$—	$7,167
Trucks & Automobiles	285,099	293,599
Machinery & Equipment	67,847	84,085
Building	3,465,230	3,465,230
Land	930,000	930,000
Subtotal	4,748,176	4,780,081
Less: accumulated depreciation	(341,904)	(191,648)
Total	$4,406,272	$4,588,433

Depreciation expense for the years ended December 31, 2023 and 2022 amounted to $164,942 and $141,342, respectively. For the years ended on December 31, 2023 and 2022, the company recognized a loss of $17,219 and $0, respectively, in relation to the disposal of equipment at its carrying value.